                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

SELECT SECTOR MUNICIPAL TRUST
SYMBOL: VKL
-----------------------------------------------------------
AVERAGE ANNUAL                         BASED ON    BASED ON
TOTAL RETURNS                            NAV        MARKET

Since Inception (11/26/93)               6.88%       4.92%

10-year                                  8.26        7.85

5-year                                  10.09       10.81

1-year                                  10.85       12.36

6-month                                  3.65        0.99
-----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Select Sector Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak and John Reynoldson, Executive Directors of the Adviser; and Robert Wimmel, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

--------------------------------------------------------------
                       BASED ON       LEHMAN BROTHERS
        BASED ON        MARKET           MUNICIPAL
          NAV           PRICE            BOND INDEX

         3.65%          0.99%              1.93%
--------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

The trust's overall credit exposure remained tilted toward higher-quality securities, with 74 percent of its exposure at the end of the period in bonds rated AA or better. However, we also took advantage of opportunities to include BBB rated securities in the portfolio when our analysts identified securities with attractive structures and yield characteristics. By the end of the period, bonds rated BBB represented 10 percent of the portfolio, an allocation which proved beneficial as the market favored higher-coupon securities.

Much of our relative-value trading activity was focused on selling issues that had been pre-refunded. We kept the trust well diversified across the major sectors of the municipal bond market. The top three sector exposures at the end of the period were health care, public building and transportation.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          59.3%
AA/Aa                                                            15.1
A/A                                                              14.5
BBB/Baa                                                          10.2
BB/Ba                                                             0.9

TOP 5 SECTORS AS OF 4/30/05
Health Care                                                      24.3%
Public Building                                                  13.4
Transportation                                                    7.6
Public Education                                                  7.2
Retail Elec/Gas/Telephone                                         6.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
New York                                                         11.2%
California                                                       10.3
Missiouri                                                         8.1
Illinois                                                          6.7
Texas                                                             6.4
Puerto Rico                                                       6.1
Louisiana                                                         5.8
Colorado                                                          5.2
South Dakota                                                      3.6
Connecticut                                                       3.4
Ohio                                                              3.3
Washington                                                        3.1
New Mexico                                                        2.9
West Virginia                                                     2.6
Kansas                                                            2.5
Maryland                                                          2.2
North Carolina                                                    1.8
Iowa                                                              1.7
South Carolina                                                    1.6
Oklahoma                                                          1.5
Wisconsin                                                         1.3
Massachusetts                                                     1.2
Nevada                                                            1.2
Michigan                                                          1.1
Oregon                                                            1.1
Pennsylvania                                                      1.1
Florida                                                           1.0
Indiana                                                           1.0
New Jersey                                                        1.0
                                                                ------
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY     VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  148.0%
          CALIFORNIA  15.2%
$1,420    California St (AMBAC Insd)....................... 5.125%   10/01/27  $  1,486,939
 1,000    California St Dept Wtr Res Pwr Rev Ser A......... 5.750    05/01/17     1,122,370
 1,000    California St Dept Wtr Res Pwr Rev Ser A (AMBAC
          Insd)............................................ 5.500    05/01/16     1,126,170
 1,250    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A.................. 5.250    07/01/30     1,302,950
 1,500    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)
          (a).............................................. 5.250    07/01/19     1,660,365
 1,465    Los Angeles Cnty, CA Met Transn Auth Sales Tax
          Rev Prop C 2nd Sr Ser A Rfdg (AMBAC Insd)........ 5.000    07/01/23     1,542,996
 2,000    San Jose, CA Fin Auth Lease Rev Civic Ctr Proj
          Ser B (AMBAC Insd)............................... 5.000    06/01/32     2,074,920
                                                                               ------------
                                                                                 10,316,710
                                                                               ------------

          COLORADO  7.6%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)......... 5.500    03/01/32     1,116,660
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth................................... 6.500    11/15/31     1,103,950
 1,280    Fremont Custer & El Paso Cnty CO Sch Dist No RE-
          2 Fremont (FSA Insd)............................. 5.250    12/01/21     1,412,902
 1,500    Montrose, CO Mem Hosp............................ 6.000    12/01/33     1,529,940
                                                                               ------------
                                                                                  5,163,452
                                                                               ------------
          CONNECTICUT  5.0%
 2,500    Connecticut St Hlth & Ed Fac Auth Rev Griffin
          Hosp Ser B (Radian Insd)......................... 5.000    07/01/20     2,615,525
   750    Connecticut St Hlth & Ed Fac Auth Rev Griffin
          Hosp Ser B (Radian Insd)......................... 5.000    07/01/23       780,915
                                                                               ------------
                                                                                  3,396,440
                                                                               ------------
          FLORIDA  1.5%
 1,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL
          Hlthcare (AMBAC Insd)............................ 5.950    07/01/20     1,015,510
                                                                               ------------

          ILLINOIS  9.9%
 1,000    Chicago, IL Brd of Ed (Prerefunded @ 12/01/10)
          (FGIC Insd)...................................... 5.500    12/01/31     1,117,640
 2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser A Rfdg (AMT) (MBIA Insd)................ 5.375    01/01/32     2,094,380
   935    Chicago, IL Tax Increment Alloc Sub Cent Loop Ser
          A (ACA Insd)..................................... 6.500    12/01/08     1,026,714
 1,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
          A................................................ 5.500    08/15/43     1,072,300
 1,350    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A........................... 5.125    06/01/35     1,354,509
                                                                               ------------
                                                                                  6,665,543
                                                                               ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY     VALUE
-------------------------------------------------------------------------------------------
          INDIANA  1.5%
$1,000    Indiana St Dev Fin Auth Rev Rfdg (AMT)........... 5.950%   08/01/30  $  1,029,440
                                                                               ------------

          IOWA  2.5%
 1,515    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
          Insd)............................................ 5.750    06/01/14     1,684,665
                                                                               ------------

          KANSAS  3.6%
 1,735    Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt
          Rfdg (MBIA Insd) (b)............................. 5.250    10/01/21     1,914,815
   500    Overland Park, KS Dev Corp Rev First Tier Ser
          A................................................ 7.375    01/01/32       547,980
                                                                               ------------
                                                                                  2,462,795
                                                                               ------------
          LOUISIANA  8.6%
   995    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)................. 5.375    10/20/39     1,036,820
 1,750    Saint Charles Parish, LA Environmental Impt Rev
          LA Pwr & Lt Co Proj Ser A (AMT) (AMBAC Insd)..... 6.875    07/01/24     1,767,272
 3,000    Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr &
          Lt Co Proj Ser A (AMT) (FSA Insd)................ 7.500    06/01/21     3,015,390
                                                                               ------------
                                                                                  5,819,482
                                                                               ------------
          MARYLAND  3.3%
   800    Maryland St Econ Dev Corp Student Hsg Rev
          Collegiate Hsg Salisbury Ser A................... 6.000    06/01/19       848,552
 1,350    Maryland St Hlth & Higher Ed Fac Auth Rev Civista
          Med Ctr (Radian Insd)............................ 5.000    07/01/37     1,393,011
                                                                               ------------
                                                                                  2,241,563
                                                                               ------------
          MASSACHUSETTS  1.8%
 1,145    Massachusetts St Indl Fin Agy Rev Wtr Treatment
          Amern Hingham (AMT).............................. 6.750    12/01/20     1,207,895
                                                                               ------------

          MICHIGAN  1.6%
 1,000    Kent Hosp Fin Auth Mich Rev Met Hosp Proj Ser A.. 6.250    07/01/40     1,094,540
                                                                               ------------

          MISSOURI  12.0%
 1,250    Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare
          Fac Rev Southeast MO Hosp Assoc.................. 5.625    06/01/27     1,287,888
 3,855    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM
          Hlthcare Ser AA Rfdg (MBIA Insd)................. 6.400    06/01/10     4,414,360
 2,250    Saint Charles, MO Ctfs Partn Ser B............... 5.500    05/01/18     2,406,870
                                                                               ------------
                                                                                  8,109,118
                                                                               ------------
          NEVADA  1.7%
 1,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd).................... 5.250    07/01/34     1,049,120
   125    Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA
          Gtd)............................................. 6.900    10/01/14       126,407
                                                                               ------------
                                                                                  1,175,527
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY     VALUE
-------------------------------------------------------------------------------------------
          NEW JERSEY  1.5%
$1,000    New Jersey Econ Dev Auth Rev Cigarette Tax....... 5.500%   06/15/31  $  1,045,540
                                                                               ------------

          NEW MEXICO  4.3%
 1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
          (Acquired 10/23/03, Cost $1,514,910) (c)......... 5.000    09/01/18     1,568,820
 1,250    Jicarilla, NM Apache Nation Rev Adj Ser A
          (Acquired 10/23/03, Cost $1,275,475) (c)......... 5.500    09/01/23     1,341,912
                                                                               ------------
                                                                                  2,910,732
                                                                               ------------
          NEW YORK  16.5%
 1,500    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser A (AMT)...................................... 5.500    11/01/34     1,553,265
   920    New York City Indl Dev Agy Civic Fac Rev Touro
          College Proj Ser A (Acquired 6/25/99, Cost
          $920,000) (c).................................... 6.350    06/01/29       948,741
 1,910    New York City Mun Wtr Fin Auth Wtr & Swr Sys Rev
          Ser D............................................ 5.000    06/15/39     1,991,481
 2,000    New York St Dorm Auth Lease Rev Court Fac Ser A.. 5.500    05/15/20     2,188,040
    35    New York St Dorm Auth Rev Mental Hlth Svc Fac
          (FSA Insd)....................................... 5.875    08/15/16        39,235
   155    New York St Dorm Auth Rev Mental Hlth Svc Fac
          (Prerefunded @ 08/15/10) (FSA Insd) (b).......... 5.875    08/15/16       176,047
 2,000    New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser
          N Rfdg........................................... 5.750    02/15/18     2,224,480
 1,990    New York St Mtg Agy Rev Ser 101 (AMT)............ 5.400    04/01/32     2,054,914
                                                                               ------------
                                                                                 11,176,203
                                                                               ------------
          NORTH CAROLINA  2.7%
 1,700    North Carolina Muni Pwr Agy No 1 Catawba Elec Rev
          Ser A (MBIA Insd)................................ 5.250    01/01/19     1,853,170
                                                                               ------------

          OHIO  4.9%
 1,500    Akron, OH Ctf Part Akron Muni Baseball Stad
          Proj............................................. 6.900    12/01/16     1,594,665
 1,650    Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest
          OH Bd Fd Ser C (AMT)............................. 6.375    11/15/32     1,728,590
                                                                               ------------
                                                                                  3,323,255
                                                                               ------------
          OKLAHOMA  2.2%
   370    Oklahoma Hsg Fin Agy Single Family Mtg Rev
          Homeownership Ln Pgm Ser A (AMT) (GNMA
          Collateralized).................................. 7.050    09/01/26       374,370
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
          Insd)............................................ 6.250    11/01/22     1,140,730
                                                                               ------------
                                                                                  1,515,100
                                                                               ------------
          OREGON  1.7%
 1,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd)....... 5.750    08/01/18     1,115,330
                                                                               ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY     VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA  1.7%
$1,000    Hempfield, PA Area Sch Dist Westmoreland Cnty Ser
          A (FGIC Insd).................................... 5.250%   03/15/19  $  1,099,780
                                                                               ------------

          SOUTH CAROLINA  2.4%
 1,500    South Carolina Jobs Econ Dev Auth Indl Rev SC
          Elec & Gas Co Proj Ser A (AMBAC Insd)............ 5.200    11/01/27     1,608,075
                                                                               ------------

          SOUTH DAKOTA  5.4%
 2,115    Minnehaha Cnty, SD Ltd Tax Ctf Partn (FSA Insd)
          (b).............................................. 5.000    12/01/20     2,284,792
 1,250    South Dakota St Hlth & Ed Fac Auth Rev Children's
          Care Hosp Rfdg................................... 6.125    11/01/29     1,349,388
                                                                               ------------
                                                                                  3,634,180
                                                                               ------------
          TEXAS  9.6%
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FSA Insd)................................. 5.500    11/01/21     2,171,680
 2,000    Houston, TX Util Sys Rev Comb First Lien Ser A
          Rfdg (FSA Insd).................................. 5.250    05/15/21     2,168,060
 2,000    North Cent TX Hlth Fac Dev Corp Rev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)............ 5.250    08/15/32     2,122,360
                                                                               ------------
                                                                                  6,462,100
                                                                               ------------
          WASHINGTON  4.6%
 1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............. 5.600    01/01/36     1,608,405
 1,370    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
          (FSA Insd)....................................... 5.500    07/01/18     1,515,097
                                                                               ------------
                                                                                  3,123,502
                                                                               ------------
          WEST VIRGINIA  3.8%
 2,450    West Virginia Univ Rev Impt WV Univ Proj Ser C
          (FGIC Insd)...................................... 5.000    10/01/27     2,588,842
                                                                               ------------

          WISCONSIN  1.9%
 1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd)... 6.150    05/15/25     1,280,746
                                                                               ------------

          PUERTO RICO  9.0%
 4,800    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser
          Y (FSA Insd) (a)................................. 6.250    07/01/21     6,093,264
                                                                               ------------

TOTAL INVESTMENTS  148.0%
  (Cost $94,096,886).........................................................   100,212,499
OTHER ASSETS IN EXCESS OF LIABILITIES  2.2%..................................     1,501,462
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.2%)..................   (34,011,774)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................  $ 67,702,187
                                                                               ============

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) The Trust owns 100% of the bond issuance.

(c) This security is restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.7% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corporation

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Company

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $94,096,886)........................  $100,212,499
Cash........................................................        38,550
Receivables:
  Interest..................................................     1,757,977
  Variation Margin on Futures...............................        39,000
Other.......................................................         1,177
                                                              ------------
    Total Assets............................................   102,049,203
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee and Administrative Fees...........        45,675
  Dividends Payable--Common Shares..........................        13,491
  Other Affiliates..........................................         4,347
Trustees' Deferred Compensation and Retirement Plans........       210,954
Accrued Expenses............................................        60,775
                                                              ------------
    Total Liabilities.......................................       335,242
Preferred Shares (including accrued distributions)..........    34,011,774
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 67,702,187
                                                              ============
NET ASSET VALUE PER COMMON SHARE (67,702,187 divided by
  4,682,128 shares outstanding).............................  $      14.46
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 4,682,128 shares issued and
  outstanding)..............................................  $     46,821
Paid in Surplus.............................................    61,643,554
Net Unrealized Appreciation.................................     5,947,019
Accumulated Undistributed Net Investment Income.............       840,321
Accumulated Net Realized Loss...............................      (775,528)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 67,702,187
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,360 issued with liquidation preference of
  $25,000 per share)........................................  $ 34,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $101,702,187
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $2,547,010
                                                              ----------
EXPENSES:
Investment Advisory and Administrative Fees.................     276,481
Preferred Share Maintenance.................................      56,668
Trustees' Fees and Related Expenses.........................      17,149
Legal.......................................................      11,865
Custody.....................................................       3,729
Other.......................................................      51,093
                                                              ----------
    Total Expenses..........................................     416,985
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,130,025
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  896,710
  Futures...................................................      91,670
                                                              ----------
Net Realized Gain...........................................     988,380
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   6,641,008
  End of the Period:
    Investments.............................................   6,115,613
    Futures.................................................    (168,594)
                                                              ----------
                                                               5,947,019
                                                              ----------
Net Unrealized Depreciation During the Period...............    (693,989)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $  294,391
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (307,061)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $2,117,355
                                                              ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 2,130,025        $ 4,165,812
Net Realized Gain/Loss...................................        988,380            (92,345)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................       (693,989)         1,542,628

Distributions to Preferred Shareholders:
  Net Investment Income..................................       (307,061)          (379,890)
                                                             -----------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................      2,117,355          5,236,205

Distributions to Common Shareholders:
  Net Investment Income..................................     (1,825,905)        (3,829,716)
                                                             -----------        -----------

NET CHANGE IN NET ASSETS TO COMMON SHARES FROM INVESTMENT
  ACTIVITIES.............................................        291,450          1,406,489
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     67,410,737         66,004,248
                                                             -----------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $840,321 and $843,262,
  respectively)..........................................    $67,702,187        $67,410,737
                                                             ===========        ===========

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS
                                                               ENDED
                                                             APRIL 30,    ------------------
                                                                2005       2004       2003
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 14.40     $ 14.10    $ 13.82
                                                              -------     -------    -------
  Net Investment Income.....................................      .45         .89        .94
  Net Realized and Unrealized Gain/Loss.....................      .07         .31        .30
  Common Share Equivalent of Distributions Paid to Preferred
    Shareholders:
    Net Investment Income...................................     (.07)       (.08)      (.08)
                                                              -------     -------    -------
Total from Investment Operations............................      .45        1.12       1.16
Distributions Paid to Common Shareholders:
    Net Investment Income...................................     (.39)       (.82)      (.88)
                                                              -------     -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 14.46     $ 14.40    $ 14.10
                                                              =======     =======    =======

Common Share Market Price at End of the Period..............  $ 12.60     $ 12.87    $ 12.78
Total Return (b)............................................    0.99%*      7.37%      6.87%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................  $  67.7     $  67.4    $  66.0
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................    1.25%       1.42%      1.42%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................    6.38%       6.27%      6.67%
Portfolio Turnover..........................................      16%*        41%        50%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................     .83%        .94%       .94%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................    5.46%       5.70%      6.14%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................    1,360       1,360      1,360
Asset Coverage Per Preferred Share (e)......................  $74,790     $74,580    $73,540
Involuntary Liquidating Preference Per Preferred Share......  $25,000     $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000     $25,000    $25,000

*  Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $.02, decrease net realized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by 0.15%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-------------------------------------------------------------------------------------
     2002 (a)    2001      2000       1999       1998      1997      1996      1995
-------------------------------------------------------------------------------------
     $ 13.80    $ 12.95   $ 12.49   $  14.14   $  13.61   $ 12.92   $ 12.83   $ 11.51
     -------    -------   -------   --------   --------   -------   -------   -------
         .99        .99       .98        .98        .99       .98       .98       .99
         .01        .84       .50      (1.67)       .52       .66       .07      1.39
        (.10)      (.24)     (.30)      (.24)      (.26)     (.26)     (.26)     (.29)
     -------    -------   -------   --------   --------   -------   -------   -------
         .90       1.59      1.18       (.93)      1.25      1.38       .79      2.09
        (.88)      (.74)     (.72)      (.72)      (.72)     (.69)     (.70)     (.77)
     -------    -------   -------   --------   --------   -------   -------   -------
     $ 13.82    $ 13.80   $ 12.95   $  12.49   $  14.14   $ 13.61   $ 12.92   $ 12.83
     =======    =======   =======   ========   ========   =======   =======   =======

     $ 12.80    $ 12.40   $ 10.75   $10.6875   $13.3125   $ 11.75   $10.625   $ 10.75
      10.43%     22.63%     7.56%    -14.88%     19.91%    17.46%     5.35%    19.87%
     $  64.7    $  64.6   $  60.7   $   58.5   $   66.2   $  63.7   $  60.5   $  60.1
       1.39%      1.39%     1.50%      1.46%      1.47%     1.53%     1.55%     1.68%
       7.24%      7.37%     7.83%      7.21%      7.11%     7.50%     7.67%     8.13%
         47%        33%       41%        59%        44%       39%       47%       84%

        .91%       .90%      .95%       .95%       .97%      .99%      .99%     1.05%
       6.49%      5.58%     5.46%      5.42%      5.22%     5.50%     5.62%     5.77%

       1,360      1,360     1,360      1,360      1,360     1,360     1,360     1,360
     $72,583    $72,503   $69,597   $ 67,984   $ 73,695   $71,839   $69,489   $69,164
     $25,000    $25,000   $25,000   $ 25,000   $ 25,000   $25,000   $25,000   $25,000
     $25,000    $25,000   $25,000   $ 25,000   $ 25,000   $25,000   $25,000   $25,000

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest primarily in a portfolio of municipal securities from those market sectors which the Adviser feels will best meet the Trust's investment objective. The Trust commenced investment operations on November 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $1,239,611, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$811,767....................................................  October 31, 2007
 377,248....................................................  October 31, 2010
  50,596....................................................  October 31, 2012

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $94,031,610
                                                              ===========
Gross tax unrealized appreciation...........................  $ 6,190,396
Gross tax unrealized depreciation...........................       (9,507)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 6,180,889
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions and gains or losses recognized for tax purposes on open future transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice, administrative services and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the annual fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $3,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $14,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $15,697,456 and $15,900,893, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

Treasury Bonds and Notes and typically closes the contract prior to delivery date. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................      99
Futures Opened..............................................     264
Futures Closed..............................................    (207)
                                                                ----
Outstanding at April 30, 2005...............................     156
                                                                ====

    The futures contracts outstanding as of April 30, 2005 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
5-Year U.S. Treasury Notes Future June 2005 (Current
  Notional Value of $108,453 per contract)..................     156         $(168,594)

5. PREFERRED SHARES

The Trust has outstanding 1,360 Auction Preferred Shares ("APS") in two series of 680 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is 7 days while Series B is 28 days. The average rate in effect on April 30, 2005 was 2.528%. During the six months ended April 30, 2005, the rates ranged from 1.156% to 2.530%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. TRUST MERGER

On May 11, 2005, the Trustees of Strategic Sector Municipal Trust ("Target Trust") announced its intention to merge the Target Trust into Select Sector Municipal Trust ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust. The issuance of additional common shares of the Acquiring Trust is subject to the approval of the Shareholders of the Acquiring Trust.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions automatically reinvested in Common Shares of the Trust.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

VAN KAMPEN SECTOR MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

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VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VKL SAR 6/05 RN05-01335P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.   Code of Ethics.

Not applicable for semi-annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.   Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005